PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Net Periodic Other Post-Employment Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Total	$ 166	$ 249	$ 176
Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	28	27	37
Past service cost - Plan amendments	(8)	6
Past service cost - Curtailments	(3)
Net interest cost (income) on net DB liability (asset)	42	46	29
Actuarial gain recognized during the year	(4)	11	(20)
Total	55	90	46
Canada | Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	7	7	11
Past service cost - Plan amendments	0	0
Past service cost - Curtailments	0
Net interest cost (income) on net DB liability (asset)	23	24	19
Actuarial gain recognized during the year	0	0	0
Total	30	31	30
Europe | Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	18	17	21
Past service cost - Plan amendments	(3)	(2)
Past service cost - Curtailments	(3)
Net interest cost (income) on net DB liability (asset)	12	14	4
Actuarial gain recognized during the year	(4)	11	(20)
Total	20	40	5
Other | Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	3	3	5
Past service cost - Plan amendments	(5)	8
Past service cost - Curtailments	0
Net interest cost (income) on net DB liability (asset)	7	8	6
Actuarial gain recognized during the year	0	0	0
Total	$ 5	$ 19	$ 11